Document and Entity Information - shares	9 Months Ended
	Sep. 30, 2016	Oct. 20, 2016
Document and Entity Information:
Entity Registrant Name	FNB BANCORP/CA/
Document Type	10-Q
Document Period End Date	Sep. 30, 2016
Amendment Flag	false
Entity Central Index Key	0001163199
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		4,616,901
Entity Filer Category	Accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q3